o     194*SA1

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN STRATEGIC INCOME FUND
                             DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:


I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 6,558 Class A shares, or less than 1% of the total outstanding Class A shares of the fund.

III.The first  sentence in the section  "Additional  Information  on  Exchanging
     Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

IV. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase. V. In the section "The Rule 12b-1 Plans," found under "The Fund's Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the  following  paragraphs  are added  after the  section  "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the fund pays Distributors up to 0.50% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.15% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


VII. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.






o   198*SA2

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN SMALL CAP GROWTH FUND
                             DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:

I. The fund offers three classes of shares: Class A, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The section "Small Companies," found under "How Does the Fund Invest Its Assets? - More Information About the Kinds of Securities the Fund Buys," is replaced with the following:

     SMALL COMPANIES. Small companies are often overlooked by investors or undervalued in relation to their earnings power. Because small companies generally are not as well known to the investing public and have less of an investor following than larger companies, they may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound.

III. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

IV. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

V.   Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.



                Please keep this supplement for future reference.






o   FSS1*SA1

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class (California
                                     Fund Only)
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
    (FSS1 - FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN MIDCAP GROWTH FUND, AND
                            FRANKLIN BLUE CHIP FUND)
                             DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:

I.   As of January 1, 1999, the Calfiornia  Fund offers three classes of shares:
     Class A, Class B and Class C. The MidCap Fund and Blue Chip Fund each offers one class of shares, which is considered Class A. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 5,211 shares of the California Fund - Class A, 150 shares of the MidCap Fund and 4,419 shares of the Blue Chip Fund, or less than 1% of the total outstanding shares of each fund.

III. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

IV. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

V.   In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Funds'
     Underwriter,"

     (a) the first sentence is replaced with the following:

     The MidCap Fund and the Blue Chip Fund and each class of the California Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the  following  paragraphs  are added  after the  section  "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the California Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The California Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of November 25, 1998, the principal shareholders of each fund, beneficial or of record, were as follows:

         NAME AND ADDRESS                  SHARE AMOUNT          PERCENTAGE
--------------------------------------------------------------------------------
         MIDCAP FUND
         Franklin Resources, Inc.
         Corporate Accounting
         Attn: Michael Corcoran
         555 Airport Blvd., 4th Fl
         Burlingame, CA 94010              625,630.520             27.24%

         BLUE CHIP FUND
         Franklin Resources, Inc.
         Corporate Accounting
         Attn: Michael Corcoran
         555 Airport Blvd., 4th Fl
         Burlingame, CA 94010              153,929.566              7.20%

VII. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B AND CLASS C - The California Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the MidCap Fund and Blue Chip Fund are considered Class A shares for redemption, exchange and other purposes.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.






o   FSS2*SA1

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class (Health Care
                                     and Utilities Funds Only)
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
   (FSS2 - FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN GLOBAL HEALTH CARE FUND, FRANKLIN GLOBAL UTILITIES FUND, AND FRANKLIN NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the Health Care Fund and Utilities Fund each offer three classes of shares: Class A, Class B and Class C. The Natural Resources Fund offers two classes of shares: Class A and Advisor Class. The Biotechnology Fund offers one class of shares, which is considered Class A. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The second paragraph on the cover is replaced with the following:

     This SAI describes each fund's Class A shares and the Class B and C shares of the Health Care Fund and Utilities Fund. The Natural Resources Fund currently offers another share class with a different sales charge and expense structure, which affects performance. To receive more information about the fund's other share class, contact your investment representative or call 1-800/DIAL BEN.

III. The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 32 shares of the Biotechnology Fund, 20,927 shares of the Health Care Fund
     - Class A, 1,429 shares of the Natural Resources Fund - Class A and 1,861 shares of the Utilities Fund - Class A, or less than 1% of the total outstanding shares of each fund's Class A shares.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

V. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

VI.  In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Class A of the Biotechnology Fund and Natural Resources Fund and each class of the Health Care Fund and Utilities Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the  following  paragraphs  are added  after the  section  "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the Health Care Fund and Utilities Fund each pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The Health Care Fund and Utilities Fund each may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VII. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

VIII.In the "Useful Terms and  Definitions"  section,  the definitions of "Class
     I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR - The Health Care Fund and Utilities Fund each offers three classes of shares, designated "Class A," "Class B" and "Class C." The Natural Resources Fund offers two classes of shares, designated "Class A" and "Advisor Class." The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Because the Biotechnology Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the Biotechnology Fund are considered Class A shares for redemption, exchange and other purposes.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.